Asset impairment	6 Months Ended
Jun. 30, 2019
Asset Impairment Charges [Abstract]
Asset impairment	Asset Impairment
Our long-lived assets include flight equipment and definite-lived intangible assets. We test long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable.
During the three and six months ended June 30, 2019, we recognized impairment charges of $17.8 million and $22.9 million, respectively. During the three and six months ended June 30, 2018, we recognized impairment charges of $14.0 million and $16.1 million, respectively.
These impairments, for all periods mentioned, related to sales transactions and lease terminations and were offset by lease revenue recognized when we retained maintenance-related balances or received EOL compensation.
The impairment charges of $22.9 million recognized during the six months ended June 30, 2019 included $0.8 million relating to one aircraft which met the held for sale criteria and was classified as flight equipment held for sale in our Condensed Consolidated Balance Sheet.